Income tax benefit/expense (Tables)	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of income tax benefit

	2022	2021	2020
	A$’000	A$’000	A$’000

Numerical reconciliation of income tax benefit and tax at the statutory rate
Loss before income tax benefit	(25,016)	(8,906)	(12,765)

Tax at the statutory tax rate of 25% (2021 26% & 2020 27.5%)	(6,254)	(2,316)	(3,511)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Research and Development claim	—	—	280
Amortisation of intangibles	488	348	298
Employee option plan	419	175	72
Gain/loss on revaluation of contingent consideration	38	707	131

	(5,309)	(1,086)	(2,730)

Adjustment recognised for prior periods	16
Adjustment to deferred tax balances as a result of change in statutory tax rate	(113)	(186)	—
Tax losses and timing differences not recognised	5,038	788	2,432

Income tax benefit	(368)	(484)	(298)

	2022	2021	2020
	A$’000	A$’000	A$’000

Tax losses not recognised
Unused tax losses for which no deferred tax asset has been recognised-Australia	96,069	70,896	67,430,
Potential tax benefit @ 25.0% (2021 26% 2020 27.5%)- Australia	24,017	17,724	17,531
Unused tax losses for which no deferred tax asset has been recognised-US	2,380	2,038	1,570
Potential tax benefit at statutory tax rates@21%-US	500	428	330